Fair value of assets and liabilities - Xiaoying card loan products and Significant unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair value of assets and liabilities
Financial guarantee derivative	$ 103,416,108			¥ 358,249,913	¥ 719,962,262
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	207,080,370			2,350,198,084	1,441,652,114
Loans at fair value	399,657,112			33,417,119	2,782,332,885
Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative	103,416,108				719,962,262
Financial guarantee derivative	(103,416,108)			358,249,913	(719,962,262)
Estimated payment to ZhongAn based on the pre-agreed Cap	326,155,547	¥ 2,270,629,689	$ (51,459,380)	(358,249,913)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31, 2019)	22,353,173			370,958,304	155,618,319
Loan products
Fair value of assets and liabilities
Financial guarantee derivative	4,013,659,068			25,389,448,598	27,942,291,698
Loans at fair value	$ 1,794,373,563			¥ 12,811,666,471	¥ 12,492,069,873
Remaining weighted average contractual term (Month)	7 months 4 days	7 months 4 days	7 months 16 days	7 months 16 days
Estimated net default rate (in percentage)	10.13%			11.06%	10.13%